Note 25 Actuarial assumptions percentage (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SPAIN
Actuarial assumptions [Line Items]
Actuarial assumption of discount rates	3.91%	0.74%	0.53%
Actuarial assumption of expected rates of salary increases	0.00%	0.00%	0.00%
Actuarial assumption of expected rates of pension increases	0.00%	0.00%	0.00%
Actuarial assumption of medical cost trend rates	0.00%	0.00%	0.00%
Mortality tables	PER 2020	PER 2020	PER 2020
MEXICO
Actuarial assumptions [Line Items]
Actuarial assumption of discount rates	10.68%	9.68%	8.37%
Actuarial assumption of expected rates of salary increases	4.50%	4.00%	4.00%
Actuarial assumption of expected rates of pension increases	4.41%	2.95%	1.94%
Actuarial assumption of medical cost trend rates	8.04%	7.00%	7.00%
Mortality tables	EMSSA09	EMSSA09	EMSSA09
TURKEY
Actuarial assumptions [Line Items]
Actuarial assumption of discount rates	17.79%	19.10%	13.00%
Actuarial assumption of expected rates of salary increases	15.86%	16.60%	11.20%
Actuarial assumption of expected rates of pension increases	14.36%	15.10%	9.70%
Actuarial assumption of medical cost trend rates	18.56%	19.30%	13.90%
Mortality tables	TUIK 2019	CSO2001	CSO2001